HELD FOR SALE - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of financial assets [line items]
Held for Sale Assets Sold	$ 6.9
Held for Sale Liabilities Sold	2.8
Real Estate
Disclosure of financial assets [line items]
Held for Sale Assets Sold	5.8
Held for Sale Liabilities Sold	$ 2.1
Triple net lease
Disclosure of financial assets [line items]
Number of properties	6
United States | Office Properties [Member]
Disclosure of financial assets [line items]
Number of properties	1